Restricted Share Units - Schedule of Continuity of RSUs (Details) - Restricted Share Units [Member]	9 Months Ended				12 Months Ended
	Jul. 31, 2025 $ / shares shares		Jul. 31, 2025 $ / shares shares		Oct. 31, 2024 $ / shares shares	Oct. 31, 2024 $ / shares shares
Disclosure of classes of share capital [line items]
Number of RSUs, Beginning balance	264,338		264,338		2,216	2,216
Weighted Average Issue Price, Beginning balance | (per share)	$ 1.8		$ 2.55		$ 96.06	$ 138.55
Number of RSUs, Granted	627,777	[1]	627,777	[1]	591,460	591,460
Weighted average issue price, Granted | (per share)	$ 1.09	[1]	$ 1.55	[1]	$ 1.36	$ 1.86
Number of RSUs, Exercised	(803,867)		(803,867)		(329,338)	(329,338)
Weighted Average Issue Price, Exercised | (per share)	$ 1.2		$ 1.69		$ 1.65	$ 2.22
Number of RSUs, Ending Balance	88,248	[2]	88,248	[2]	264,338	264,338
Weighted average issue price, Ending Balance | (per share)	$ 2.24	[2]	$ 3.33	[2]	$ 1.8	$ 2.55

[1]	During the nine months ended July 31, 2025, the Company issued 627,777 RSUs to consultants, directors and officers. The RSUs vested with a fair value of $686,986 (2024 - $629,720).
[2]	See note 14 regarding the exercise of RSUs.